Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 08, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue Recognition
Initial deposit for catered events, percentage		50.00%		50.00%
Revenue recognition, percent of gross revenues from licensed truck sales collected by licensee		6.00%		6.00%
Advertising Costs
Advertising expense		$ 25,307	$ 12,588	$ 111,987	$ 54,492
Impairment of Long-Lived Assets
Impairment of intangible assets				134,909
Property, Plant and Equipment [Line Items]
Impairment charges				142,309
Intangible Asset
Intangible asset acquired	142,309
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Impairment charges				$ 142,309